CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 644,988	$ 766,602
Restricted cash	264,992
Accounts receivable, net of allowance of $204,580 and $47,595, respectively	561,697	847,234
Accounts receivable, secured - related party		772,793
Note receivable from officer, secured - related party		150,000
Prepaid expenses	192,533	103,268
Other current assets	72,438	210
Total current assets	1,736,648	2,640,107
Call center equipment	121,313	121,313
Computer and office equipment	45,718	38,577
Furniture and fixtures	11,336
Library (online)	100,000	100,000
Software	1,388,824	927,455
Vehicle		39,736
Total	1,667,191	1,227,081
Less accumulated depreciation and amortization	(455,871)	(229,972)
Total property and equipment, net	1,211,320	997,109
Courseware, net	253,571	369,831
Accounts receivable, secured - related party, net of allowance of $502,315 and $0, respectively	270,478
Other assets	25,181	6,559
Total assets	3,497,198	4,013,606
Liabilities and Stockholders' Equity (Deficiency)
Accounts payable	216,974	1,094,029
Accrued expenses	261,307	167,528
Deferred revenue	1,076,397	835,694
Notes payable, current portion		6,383
Loan payable to stockholder	491
Deferred rent, current portion	6,257	4,291
Other current liabilities	69,000
Total current liabilities	1,630,426	2,107,925
Line of credit	250,000	233,215
Loans payable (includes $50,000 to related parties)		200,000
Convertible notes payable (includes $650,000 to related parties)	800,000
Notes payable		8,768
Deferred rent	15,017	21,274
Total liabilities	2,695,443	2,571,182
Commitments and contingencies - See Note 10
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively		809,900
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)		1,109,268
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)		1,550,817
Total temporary equity		3,469,985
Stockholders' equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)		11,307
Series B preferred stock, $0.001 par value; 368,421 shares designated, none and 368,411 shares issued and outstanding, respectively		368
Common stock, $0.001 par value; 120,000,000 shares authorized, 35,275,204 and 11,837,930 issued and outstanding, respectively	55,244	11,838
Additional paid-in capital	12,153,615	3,275,296
Treasury stock (200,000 shares)	(70,000)
Accumulated deficit	(11,337,104)	(5,326,370)
Total stockholders' equity	801,755	(2,027,561)
Total liabilities and stockholders' equity	$ 3,497,198	$ 4,013,606